August 5, 2019

Virtus Equity Trust

101 Munson Street

Greenfield, Massachusetts 01301

Telephone: 860-263-4791

Facsimile: 860-241-1028

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Equity Trust

1933 Act/Rule 497(j)

File Nos. 002-16590 and 811-00945

Post-Effective Amendment No. 125

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Virtus KAR Global Quality Dividend Fund Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on July 31, 2019.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

cc:	Ann Flood